Common Stock (Details) - USD ($)		12 Months Ended
	Apr. 12, 2018	Dec. 31, 2018	Dec. 31, 2017
Common Stock (Textual)
Non-cash expense			$ 2,500
Common Stock
Common Stock (Textual)
Issuance of common stock for services	25,000	25,000	25,000
Non-cash expense		$ 3,750